UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 89.5%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 2.3%
US Airways Group, Inc., 6.125%, 6/1/18	$1,250	$1,320,312

		$1,320,312

Automotive & Auto Parts — 2.0%
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$200	$211,250
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	177,516
Schaeffler Holding Finance BV, 6.875%, 8/15/18(1)(2)	750	787,500

		$1,176,266

Broadcasting — 3.8%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,085,000
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,090,000

		$2,175,000

Building Materials — 1.1%
Interline Brands, Inc., 10.00%, 11/15/18(2)	$586	$616,765

		$616,765

Cable/Satellite TV — 3.2%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$520,000
CSC Holdings, LLC, 7.875%, 2/15/18	500	561,250
DISH DBS Corp., 4.625%, 7/15/17	750	766,875

		$1,848,125

Capital Goods — 1.0%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$553,125

		$553,125

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16	$500	$503,125

		$503,125

Consumer Products — 1.5%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$870,000

		$870,000

Containers — 3.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.241%, 12/15/19(1)(3)	$1,000	$963,750
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	250	246,875
Reynolds Group Holdings, Inc., 8.50%, 5/15/18	1,000	1,023,750

		$2,234,375

Diversified Financial Services — 11.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17(1)	$1,000	$995,000
Air Lease Corp., 5.625%, 4/1/17	750	806,085
Ally Financial, Inc., 8.00%, 12/31/18	250	283,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,386	1,420,650
CIT Group, Inc., 5.25%, 3/15/18	905	941,200
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	501,875
International Lease Finance Corp., 2.191%, 6/15/16(3)	500	499,775
International Lease Finance Corp., 8.75%, 3/15/17	450	501,817
Navient Corp., 4.625%, 9/25/17	250	256,563
Navient Corp., 6.00%, 1/25/17	250	262,525

		$6,469,240

Security	Principal Amount (000’s omitted)	Value
Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$516,250

		$516,250

Energy — 6.4%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.752%, 8/1/19(1)(3)	$500	$367,500
Chesapeake Energy Corp., 3.503%, 4/15/19(3)	1,000	967,500
Chesapeake Energy Corp., 7.25%, 12/15/18	250	275,000
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,057,500
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,000,000

		$3,667,500

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$520,000

		$520,000

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,102,725

		$1,102,725

Gaming — 2.9%
MGM Resorts International, 6.625%, 7/15/15	$500	$510,000
MGM Resorts International, 6.875%, 4/1/16	500	523,750
Station Casinos, LLC, 7.50%, 3/1/21	125	131,875
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	510,000

		$1,675,625

Health Care — 4.8%
Alere, Inc., 7.25%, 7/1/18	$400	$422,000
Alere, Inc., 8.625%, 10/1/18	500	520,000
HCA, Inc., 6.50%, 2/15/16	1,250	1,313,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	533,125

		$2,788,125

Homebuilders/Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$251,875
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	249,375

		$501,250

Leisure — 1.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$500	$508,750
NCL Corp., Ltd., 5.25%, 11/15/19(1)	55	55,687
Royal Caribbean Cruises, 7.25%, 6/15/16	500	536,250

		$1,100,687

Metals/Mining — 0.8%
FMG Resources August 2006 Pty, Ltd., 6.875%, 2/1/18(1)	$222	$215,556
Novelis, Inc., 8.375%, 12/15/17	250	260,000

		$475,556

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$780,938

		$780,938

Services — 5.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.984%, 12/1/17(3)	$925	$925,000
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	29,456
Laureate Education, Inc., 9.75%, 9/1/19(1)	500	510,000
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	515	526,588
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	170	171,806
United Rentals North America, Inc., 5.75%, 7/15/18	1,000	1,037,500

		$3,200,350

Super Retail — 7.5%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$185	$173,900

Security	Principal Amount (000’s omitted)	Value
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$1,750	$1,805,650
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	43	44,182
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,269,100
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,045,000

		$4,337,832

Technology — 8.5%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$510,625
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	273,125
Brightstar Corp., 9.50%, 12/1/16(1)	1,500	1,577,812
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	500	503,750
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,005,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,040,000

		$4,910,312

Telecommunications — 10.9%
Digicel, Ltd., 8.25%, 9/1/17(1)	$750	$765,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	250	268,438
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,500	1,533,750
Level 3 Financing, Inc., 3.826%, 1/15/18(3)	750	756,562
Sprint Communications, Inc., 8.375%, 8/15/17	250	272,188
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,357,125
T-Mobile USA, Inc., 5.25%, 9/1/18	275	285,656
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,015,500

		$6,254,219

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$160	$167,000

		$167,000

Utilities — 3.0%
AES Corp. (The), 3.234%, 6/1/19(3)	$1,500	$1,481,250
AES Corp. (The), 9.75%, 4/15/16	240	261,000

		$1,742,250

Total Corporate Bonds & Notes (identified cost $52,259,779)		$51,506,952

Senior Floating-Rate Interests — 9.5%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$993	$987,744

		$987,744

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.00%, Maturing 12/28/18	$499	$488,744

		$488,744

Services — 2.5%
Hertz Corporation (The), Term Loan, 4.00%, Maturing 3/11/18	$496	$494,497
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	987	930,519

		$1,425,016

Technology — 1.7%
First Data Corporation, Term Loan, 3.67%, Maturing 3/24/17	$1,000	$990,500

		$990,500

Telecommunications — 2.8%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,600	$1,590,000

		$1,590,000

		Value
Total Senior Floating-Rate Interests (identified cost $5,541,032)		$5,482,004

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$283,906

		$283,906

Total Convertible Bonds (identified cost $274,173)		$283,906

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(5)	$120	$123,737

		$123,737

Total Commercial Mortgage-Backed Securities (identified cost $120,318)		$123,737

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(6)	$84	$83,874

		$83,874

Total Short-Term Investments (identified cost $83,874)		$83,874

Total Investments — 99.9% (identified cost $58,279,176)		$57,480,473

Other Assets, Less Liabilities — 0.1%		$55,830

Net Assets — 100.0%		$57,536,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $17,235,330 or 30.0% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $436.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,267,719

Gross unrealized appreciation	$233,626
Gross unrealized depreciation	(1,020,872)

Net unrealized depreciation	$(787,246)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$51,506,952	$—	$51,506,952
Senior Floating-Rate Interests	—	5,482,004	—	5,482,004
Convertible Bonds	—	283,906	—	283,906
Commercial Mortgage-Backed Securities	—	123,737	—	123,737
Short-Term Investments	—	83,874	—	83,874
Total Investments	$—	$57,480,473	$—	$57,480,473

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015